Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments
Schedule of Contingent consideration

	Diabetes
	alliance	Other	Total	Total
	2020	2020	2020	2019
	$m	$m	$m	$m
At 1 January	3,300	839	4,139	5,106
Settlements	(257)	(96)	(353)	(368)
Revaluations	(22)	(22)	(44)	-
Discount unwind	115	26	141	179
At 30 June	3,136	747	3,883	4,917